Segment and Geographic Information - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Major Customers’ Data as A Percentage [Line Items]
Total revenue	$ 203,825	$ 219,786	$ 271,518
Systems [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Total revenue	33,190	48,998	119,073
Ink and consumables [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Total revenue	114,896	112,047	103,429
Services [Member]
Schedule of Major Customers’ Data as A Percentage [Line Items]
Total revenue	$ 55,739	$ 58,741	$ 49,016